Average headcount and number of branches - Schedule of number of branches (Details) - Office	Jun. 30, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Number of offices	9,193	9,229
Spain
Disclosure of geographical areas [line items]
Number of offices	1,974	1,998
Group
Disclosure of geographical areas [line items]
Number of offices	7,219	7,231